The Nature of Expenses (Details 2) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Salaries and wages		$ 34,933,925	$ 37,818,321	$ 33,283,639
Labor and health insurances		2,009,652	1,967,688	1,804,900
Retirement benefits		1,967,557	1,917,136	2,098,013
Other employee benefits		3,839,988	3,197,324	3,024,372
Employee benefits expense		42,751,122	44,900,469	40,210,924
Cost Of Sale [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Employee benefits expense		33,455,273	34,703,579	30,950,614
Operating Expenses [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Employee benefits expense	[1]	$ 9,295,849	$ 10,196,890	$ 9,260,310

[1]	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.